PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Disclosure Of Provisions Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions, contingent liabilities and contingent assets [text block]
NOTE 18. PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES

The contingent liabilities for outstanding litigations are as follows:

Celulosa Arauco y Constitución S.A., Forestal Arauco S.A. and Maderas Arauco S.A.

On August 13, 2018, the Constitución’s Truck Owners Trade Association (in Spanish, Asociación Gremial de Dueños de
Camiones
de Constitución or “ASODUCAM”) filed a claim – seeking the specific performance of a contract and damages – against Forestal Arauco S.A., Celulosa Arauco y Constitución S.A. and Maderas Arauco S.A.

The complaint is based on assumptions on alleged breaches of some agreements for the allocation, distribution and supply of cargo volumes for the years 2001 and 2005, initially executed by associates of ASODUCAM with Forestal Arauco S.A., and then, allegedly, with Servicios Logísticos Arauco SpA, in favor of the other two defendants, Celulosa Arauco and Constitución S.A. and Maderas Arauco S.A.

On February 5, 2024, Celulosa Arauco y Constitución S.A. and Maderas Arauco S.A. formally objected to a transaction exception and, in subsidy, answered the lawsuit. For its part, Forestal Arauco S.A. directly answered the lawsuit presented by ASODUCAM.

On April 18, 2024 was held a settlement hearing, which was ultimately declared unsuccessful.

The issuance of the resolution that receives the case on trial is pending, as well as the resolution of various incidents and appeals filed by the parties.

Considering that the position of the defendant companies is supported by solid legal arguments, there is a reasonable margin of obtaining a favorable result and that is why, as of December 31, 2024, Arauco has not established any provision for this contingency.

Forestal Arauco S.A.

On July 7, 2015, Inversiones Forestales Los Alpes Limitada and Forestal Neltume-Carrasco S.A. filed a claim against Forestal Arauco S.A. before the Civil Court of Angol (C-502-2015), in which they request that Forestal Arauco S.A. restitute the material possession of 1,855.9 hectares, which would be part of their property "Resto del Fundo Los Alpes", which would have an area of approximately 2,700 hectares. Likewise, they requested that it be declared that the property is the exclusive domain of the actors, the restitution of the civil and natural fruits, in addition to the deteriorations that the property would have experienced, with litigation costs.

On May 29, 2019, the lawsuit was answered, and the counterclaim of the acquisitive prescription was filed.

On September 1, 2020, the court received the case. Moreover, the resolution was notified on August 30, 2022, along with the resolution to reactivate the discovery period.

Upon conclusion of the discussion period, on September 2, 2022, the company filed a motion for abandonment of proceedings, the resolution of which is still is pending.

Considering that the Company's position is supported by solid legal arguments, there is a reasonable margin of obtaining a favorable result for the Company and that is why, as of December 31, 2024, Arauco has not established any provision for this contingency.

Arauco Argentina S.A.

Pursuant to law No. 25,080, the former Secretary of Agriculture, Livestock, Fishing and Foodstuffs, the enforcement agency referred to in the law approved, by Res. No. 952/2000, the forestry and industrial-forestry projects submitted by Arauco Argentina S.A. In the context of these projects, the Company afforested: 1) 4,777 hectares during 2000, in observance of its committed yearly plan; and 2) 23,012 hectares between 2000 and 2006 as a part of the multi-year afforestation plan. Likewise, a sawmill was built with installed capacity to produce 250,000 m3 of sawn timber per year.

On January 11, 2001, Arauco Argentina S.A. submitted an expansion for the approved industrial-forestry project. The expansion was approved via Res. No. 84/03 issued by the former Secretary of Agriculture, Livestock, Fishing and Foodstuffs. In accordance with the assumed obligations, the Company built a MDF board (panels) plant and afforested 8,089 hectares between 2001 and 2006.

In March 2005, Note No. 145/05 of the Subsecretary of Agriculture, Livestock and Afforestation suspended the benefit that exempted Arauco Argentina S.A. from paying export duties under Law No. 25,080. This measure was under administratively and judicially
discussion by the Company.
On November 8, 2006, the V Chamber of the National Appeals Court for Adversarial Administrative and Federal Matters issued a resolution by which it admitted a precautionary measure requested by the Company, ordering Arauco Argentina S.A. to continue to enjoy an exemption from paying the exportation duties, in the same manner and scope it had prior to the suspension ordered by Note No. 145/05, if the clearance of merchandise is performed pursuant to the guarantee regime established in article 453, subsection a) of the Customs Code, for the exempted tax obligation. The judicial measure became effective beginning in March of 2007 by collateralization through the granting of bond (caution) policies for each shipment permits exempted from payment of export duty. The company maintains an assignment of funds equivalent to ThU.S.$ 23,821 for guaranteed export duties between 2007-2015, which appears under long-term provisions. In the same file of judicial challenge of Note 145/05, the Company included a request for a total amount of ThU.S.$ 6,555, plus interest accrued from the service of the claim, corresponding to export duties between March 2005 and March 2007, as a result of the application of Note 145/05 issued by the Undersecretary of Agriculture, Livestock and Afforestation. The Company’s claim was being heard under case file No. 21830/2006 before the Federal Contentious Administrative Court No. 4. On October 28, 2019, a judgment of first instance was issued in said case, rejecting the claim and imposing the litigation costs on Arauco. Against that judgment, the Company filed an appeal and expressed the corresponding arguments in December 2019.
On June 15, 2022, the Chamber of Appeals confirmed the judgement of first instance. On July 1, 2022, Arauco Argentina filed the Federal Extraordinary Appeal before the Supreme Court of Justice. The Chamber admitted the appeal lodged by Arauco regarding the federal matter of the litigation; however, the grounds pertaining to arbitrariness were dismissed. Arauco filed a direct complaint before the Supreme Court, seeking for the higher court to broaden its examination of the case and also address such argument. In its ruling issued on June 13, 2024, the Supreme Court declared both motions inadmissible, thus ratifying the legality of Note 145/05. The Company’s legal advisors are of the opinion that since the Enforcement Authority did not establish that Arauco was not entitled to the exemption (neither in Note 145/05, nor in any subsequent administrative act), and to the extent that the committed forestry projects are declared completed, the sums paid as precautionary export duties should be returned to the Company, not based on the illegality of Note 145/05, but rather on the effective enjoyment of the received benefits.

On the other hand, Arauco Argentina S.A. currently has a guarantee at an amount of $ 435,952,315 Argentine pesos (ThU.S.$ 423 as of December 31, 2024) in favor of the Secretary of Agriculture, Livestock and Fishing.

Moreover, the Company has submitted annual forestry plans covering the period from 2007 to 2022 for its plantations located in the Provinces of Misiones and Buenos Aires.

On March 25, 2019, the Secretary of Agriculture, Livestock and Fisheries issued Resolution No. 2019-55-APN-SECAGYP#MPYT, approving the annual forestry plan for the year 2007. Additionally, said agency, through Resolution No. 2019-114-APN-SECAGYP#MPYT, dated June 12, 2019, approved the 2009 annual forestry plan and, through resolution No. 2019-228-APN-SECAGYP#MPYT, dated November 29, 2019, approved the 2008 annual forestry plan.  For this reason, Arauco Argentina S.A. will be able to compute the income tax exemption corresponding to the forest appraisal on the plantations harvested from the land included in those plans as from fiscal year 2019.

Arauco Argentina S.A. believes that it has complied with all of the obligations imposed upon it by the system set forth under Law No. 25,080.

Arauco do Brasil S.A.

1) The Federal Reserve of Brazil contested the amortization of goodwill resulting from acquisitions of Placas do Paraná, Tafibrás, Tafisa (now, Arauco do Brasil S.A.) y Dynea Brasil S.A.

On July 20, 2015, Arauco do Brasil was notified of the first administrative level resolution, which partially confirmed the sanction. Against this resolution, a voluntary appeal to revoke the Notice of Infringement was filed before the Administrative Council of Fiscal Resources of Brazil (in Portuguese, Conselho Administrativo de Recursos Fiscais or “CARF”), which is the second level.

On May 16, 2017, the CARF issued its decision on the matter, and confirmed certain arguments presented by the Company regarding the premium, although it decided preserving additional charges. On September 27, 2018, Arauco do Brasil S.A was notified of the CARF’s decision, and the Company then filed a motion for clarification to clarify certain elements of the CARF’s decision. On January 25, 2019, the CARF ruled that there were no clarifications or omissions to be made and, consequently, set a deadline to file the last appeal within the administrative scope (“Special Appeal”). This Special Appeal was lodged before the CARF High Chamber of Fiscal Resources (in Portuguese, Camara Superior de Recursos Fiscais or “CSRF”) on February 11, 2019, reiterating the allegations put forth by the Company’s defense regarding the issues and charges that remained outstanding in the process.

On August 28, 2020, the Company was served with an intermediate decision in Grievance of Instrument, issued by CARF that divided the claim into two parts, one at the administrative level and the other one at the judicial level:

I – The administrative level fine (deductibility of interest and isolated fine of 50%) whose estimated amount of R$34.5 million (equivalent to ThU.S.$ 5,586 as of December 31, 2024). Pursuant to these requirements on March 27, 2023, Arauco do Brasil adhered to the government program of reduction of fiscal litigation which permits a reduction of the 65% of the entire amount of the debt through the payment of the 35% of the debt in two ways: (a) payment in cash of the 30%, totaling R$3.7 million (ThU.S.$ 595 as of December 31, 2024) and (b) payment of 70% through offsetting with tax losses, totaling R$8.6 million (ThU.S.$ 1,388 as of December 31, 2024).

Subsequently, Arauco do Brasil made the payment in cash and also applied the offset with tax losses. Notwithstanding the foregoing, the Federal Reserve of Brazil (Brazilian tax service) must confirm Arauco do Brasil's compliance with the program, thus closing the part of the case which was being reviewed before an administrative venue.

II – Part of the case that remained in a judicial venue (contractual expenses deducted in the purchase of Tafisa Brasil; interest and legal expenses on debts in the amnesty program; Imposto de Renda Pessoa Jurídica, or “IRPJ”, and lower Contribuição Social sobre o Lucro Líquido, or “CSLL” whose updated estimated amount is R$ 42,167,507 (ThU.S.$ 6,826 as of December 31, 2024). Arauco do Brasil filed the Tax Debt Annulment Action.

On March 9, 2023, the trial court issued a judgment that was partially favorable to Arauco do Brasil, upholding the aforementioned claims, and thus setting aside the portion of the debt corresponding to R$ 26,554,677 (ThU.S.$ 4,299 as of December 31, 2024). However, the judgment rejected the claim related to interest and legal expenses on debts under the amnesty program, which estimated amount is R$ 15,612,831 (ThU.S.$ 2,528 as of December 31, 2024).

On May 29, 2023, the Federal Reserve filed an appeal seeking the revocation of the judgment in the section that was favorable to Arauco, while, on June 26, 2023, Arauco also filed an appeal, but seeking the ratification of the judgment regarding interest and legal expenses on debts in the amnesty program.  Arauco filed its counter-arguments to the Appeal of the National Treasury and is currently awaiting the filing of counter-arguments by the National Treasury to subsequently send the case to the Court for an appellate judgment.

After the submission of counter-arguments by both parties, on July 18, 2023 the case was referred to the court for an appellate trial. The case is currently awaiting trial in court.

On September 27, 2024 the case was included in the agenda for judgment on October 15, 2024. The trial of the case was suspended due to a request for review by one of the judges of the court.

On November 11, 2024, Arauco's appeal was denied, the Federal Reserve's appeal was granted and the court of second instance restored the total amount disputed in the annulment lawsuit, the estimated amount of which is 46,237,171 reais (ThU.S.$ 7,485 as of December 31, 2024). The deadline for filing an appeal against the second instance decision is currently open.

Considering that the Company's position is supported by solid legal arguments, there is a reasonable margin of obtaining a favorable result for the Company and that is why, as of December 31, 2024, Arauco has not established any provision for this contingency.

2) In 2013, a service provider (Emontcontrau) instituted a civil lawsuit against us seeking compensation for damages allegedly caused by Arauco’s unilateral termination of its contract in connection with the implementation of the MDF 2 line of the Jaguariaiva mill. On November 01, 2021, the Civil Court of Curitiba issued its ruling, ordering Arauco to pay to the service provider an amount of ThR$ 84,000 (ThU.S.$ 13,599 as of December 31, 2024) in consideration of the alleged damages borne by the service provider during the course of the services contracts and as a result of its early termination by Arauco.

After the judgment, we were summoned and on March 8, 2022 we filed an Appeal, and the opposing party was summoned to present arguments on our appeal and filed the petition on April 11, 2022, also appealing the judgment.

In April 2023, a favorable ruling was handed down in our Appeal and we succeeded in annulling the judgment so that the case could return to its original forum. This annulment ruling will also affect the expert evidence, which will have to be produced again. As a result, the provision of R$ 42,945,528 (equivalent to ThU.S.$ 8,468 at the reversal date) was fully reversed during the year 2023.

In May 2023, the contractor company filed a Motion for Clarification presenting alleged omissions, in an attempt to preserve the decision or at least the evidence already produced. Review of these remedies is currently pending. In July 2023, the appeal was dismissed.

In August 2023, the contractor filed a Special Appeal before the Higher Court of Justice, to reverse the decision in favor of Arauco.

In October 2023, the special appeal was rejected. In November 2023, the contractor firm lodged an appeal, seeking admissibility, but in April 2024 said appeal was not admitted.

In May 2024, opposing counsel filed a new appeal seeking a review of their main appeal by the Superior Court of Law. This appeal is still pending.

A ruling on the appeal filed by opposing counsel is still pending.

Arauco Industria de México, S.A. de C.V. (before Maderas y Sintéticos de México, S.A. de C.V.

On December 12, 2022, the Tax Administration Service issued tax credit assessment resolution number 900-04-04-00-00-00-2022-978 corresponding to the 2014 tax year. Under such assessment, objections against the following items were filed: (i) the deduction of interest in the historical amount of $ 85,172,274 Mexican pesos (ThU.S.$ 4,145 as of December 31, 2024), from loans granted by Masisa S.A. (Chile); (ii) the tax loss in the total amount of $ 275,986,671 Mexican pesos (ThU.S.$ 13,430 as of December 31, 2024); (iii) the deduction of payments made to Masisa S.A. for logistics services in the total amount of $ 3,058,221 Mexican pesos (ThU.S.$ 149 as of December 31, 2024); (iv) the alleged generation of non-distributed dividends related to the payments indicated in items (i) and (iii) above; (v) the rejection of contributions to the Single Contribution Account in amounts expressed in Mexican pesos of  $ 342,372,000 (ThU.S.$ 16,661 as of December 31, 2024), $ 66,250,020 (ThU.S.$ 3,224 as of December 31, 2024), $ 46,389,980 (ThU.S.$ 2,257 as of December 31, 2024) and $ 11,457,000 Mexican pesos (ThU.S.$ 558 as of December 31, 2024), respectively; and (vi) an alleged incorrect application of the double taxation avoidance treaty between Mexico and Chile. The total amount of omitted tax, updates, surcharges, and fines assessed to the company amounts to $ 445,712,085 Mexican pesos (ThU.S.$ 21,689 as of December 31, 2024).

On February 13, 2023, a motion to revoke was filed against the above assessment, before the General Legal Administration of the Tax Administration Service. Currently, additional evidence was submitted, and subsequently, the tax authorities must issue a ruling which, if unfavorable, could be challenged by the Company before the Federal Court of Administrative Justice.

Considering that the Company's position is supported by solid legal arguments, there is a reasonable margin of obtaining a favorable result for the Company and that is why, as of December 31, 2024, Arauco has not established any provision for this contingency.

At the closing date, there are no other contingencies in which the Companies act as obligor, that may significantly affect their financial, economic or operational conditions.

Provisions recorded as of December 31, 2024 and 2023 are as follows:

	12-31-2024	12-31-2023
Classes of Provisions	ThU.S.$	ThU.S.$
Short-term provisions	1,837	3,905
Provisions for litigations	499	440
Other short-term provisions	1,338	3,465
Long-term provisions, non-Current	33,121	28,651
Provisions for litigations	29,265	28,651
Other long-term provisions	3,856	-
Total provisions	34,958	32,556

	12-31-2024
	Litigations (*)	Other Provisions (**)	Total
Movements in provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	29,091	3,465	32,556
Changes in provisions
Additional provisions	3,763	4,667	8,430
Used provisions	(1,834)	(2,310)	(4,144)
Increase (decrease) in foreign exchange	(1,261)	(628)	(1,889)
Other increases (decreases)	5	-	5
Total changes	673	1,729	2,402
Closing balance	29,764	5,194	34,958
(*) The increase in litigations is mainly made up of ThU.S.$ 3,673 by subsidiaries in Argentina and Brazil for civil and labor lawsuits.
(**) The increase in Other Provisions corresponds mainly to the deferred subsidy of one subsidiary in Brazil. In addition, the decrease in Other Provisions corresponds mainly to the reversal of the provision for dismantling of Line 1 of Arauco mill.

	12-31-2023
	Litigations (*)	Other Provisions (**)	Total
Movements in provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	39,668	10,551	50,219
Changes in provisions
Additional provisions	27,732	-	27,732
Increase due to business combination	87	-	87
Used provisions	(1,743)	(5,440)	(7,183)
Reversal of unused provision	(32,276)	(1,676)	(33,952)
Increase (decrease) in foreign exchange	(3,524)	30	(3,494)
Other increases (decreases)	(31)	-	(31)
Decrease through transfer to liabilities included in disposal groups classified as held for sale	(822)	-	(822)
Total changes	(10,577)	(7,086)	(17,663)
Closing balance	29,091	3,465	32,556
(*) The increase in litigations is mainly made up of ThU.S.$ 25,098 (subsidiaries in Brazil) for civil and labor lawsuits. In addition, the decrease legal litigations correspond mainly to the reversal of the provision for a lawsuit with a supplier in the Arauco do Brasil S.A.
(**) The decrease in Other Provisions corresponds mainly to the reversal of the provision for dismantling of Line 1 of Arauco mill and the decrease in the balance of the provision for negative equity of E2E SpA.

	12-31-2022
	Litigations (*)	Other Provisions (**)	Total
Movements in provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	29,886	-	29,886
Changes in provisions
Additional provisions	24,582	8,875	33,457
Used provisions	(13,652)	-	(13,652)
Increase (decrease) in foreign exchange	(1,144)	-	(1,144)
Other increases (decreases)	(4)	1,676	1,672
Total changes	9,782	10,551	20,333
Closing balance	39,668	10,551	50,219
(*) The increase in litigations is mainly made up of ThU.S.$ 24,533 (subsidiaries in Brazil) for civil and labor lawsuits.
(**) The increase in Other Provisions corresponds to the dismantling L1.

Provisions for litigations are related to labor and tax claims whose payment period is uncertain. Other provisions mainly include constitution of provision for the lawsuit of export duties (see Arauco Argentina’s contingent liability set forth in this note).